UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2005

Check here if Amendment  [ ]; Amendment Number:
      This Amendment (Check only one.):  [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

 /s/ Albert Coy Monk, IV                Charlotte, NC                  5/01/05
------------------------                -------------                 ----------
      [Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   55

Form 13F Information Table Value Total:  $ 67,813 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

------------------------------- ------- ---------   -------------  ---------  ------------------ --------- ------------------------
        ITEM 1:                 ITEM 2:  ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
     NAME OF ISSUER             ITLE     CUSIP         FAIR         SHARES        INVESTMENT      MANAGERS      VOTING AUTHORITY
                                 OF      NUMBER        MARKET         OR          DISCRETION
                                LASS                   VALUE       PRINCIPAL
                                                                    AMOUNT
                                                                              ---- ------ ------            -------- ------  ------
                                                                              [A]   [B]    [C]                [A]     [B]     [C]
                                                                                          SHARED
                                                                              SOLE SHARED  OTHER              SOLE   SHARED   NONE
-------------------------------- ---   ---------    -------------  ---------  ---- ------ ------  --------- -------- ------  ------
ABX Air Inc                       com  00080S101    $ 1,665,200.00 230,000    sole                           230,000
BRINK'S COMPANY                   com  109696104    $   692,000.00  20,000    sole                            20,000
BEA SYSTEMS INC                   com  073325102    $   916,550.00 115,000    sole                           115,000
CHEMED CORPORATION                com  16359R103    $ 2,676,800.00  35,000    sole                            35,000
CKE RESTAURANTS INC               com  12561E105    $ 1,743,500.00 110,000    sole                           110,000
CABLEVISION SYSTEMS CORP CL A     com  12686C109    $   981,750.00  35,000    sole                            35,000
DANIELSON HOLDING CORP            com  236274106    $ 3,234,375.00 187,500    sole                           187,500
DENNYS CORP                       com  24869P104    $ 1,686,250.00 355,000    sole                           355,000
FIRST ACCEPTANCE CORP             com  318457108    $ 3,180,000.00 300,000    sole                           300,000
GENCORP INC -W/RTS TO PUR PFD     com  368682100    $ 2,200,000.00 110,000    sole                           110,000
HEALTHSOUTH CORP                  com  421924101    $   936,250.00 175,000    sole                           175,000
KFX INC                           com  48245L107    $ 1,085,400.00  81,000    sole                            81,000
MASSEY ENERGY CORP                com  576206106    $   800,800.00  20,000    sole                            20,000
MI DEVELOPMENTS INC SUB VTG       com  55304X104    $ 1,609,725.00  50,700    sole                            50,700
NII HLDGS INC                     com  62913F201    $   575,000.00  10,000    sole                            10,000
MIKOHN GAMING CORP                com  59862K108    $ 2,380,120.00 189,500    sole                           189,500
RURAL METRO CORP                  com  781748108    $   634,800.00 120,000    sole                           120,000
SCHWEITZER-MAUDUIT INTL INC       com  808541106    $ 1,425,875.00  42,500    sole                            42,500
TELEWEST GLOBAL INC               com  87956T107    $ 1,690,050.00  95,000    sole                            95,000
WESTSIDE ENERGY CORPORATION       com  96149R100    $ 1,487,500.00 350,000    sole                           350,000
WILLIAMS COMPANIES INC            com  969457100    $   564,300.00  30,000    sole                            30,000
ARCHER-DANIELS-MISLAND CO         com  039483102    $   983,200.00  40,000    sole                            40,000
MONSANTO CO                       com  61166W101    $   967,500.00  15,000    sole                            15,000
MESA AIR GROUP INC                com  590479101    $   175,000.00  25,000    sole                            25,000
CENTRAL PARKING CORP.             com  154785109    $ 2,147,500.00 125,000    sole                           125,000
J C PENNEY CO INC                 com  708160106    $   519,200.00  10,000    sole                            10,000
TRIARC COMPANIES INC-CL A         com  895927101    $ 1,562,000.00 110,000    sole                           110,000
***FOSTER WHEELER LTD             com  020755504    $ 1,305,000.00  75,000    sole                            75,000
***BHP BILLITON LTD               com  088606108    $ 1,119,200.00  40,000    sole                            40,000
***COMPANHIA VALE DO RIO DOCE     com  204412209    $   790,250.00  25,000    sole                            25,000
CAMECO CORP                       com  13321L108    $   884,800.00  20,000    sole                            20,000
***DENISON MINES INC.             com  248358103    $   657,430.00  50,000    sole                            50,000
***UEX CORP                       com  902666106    $   185,154.57 100,000    sole                           100,000
USEC INC                          com  90333E108    $ 2,287,340.00 140,500    sole                           140,500
URANIUM RESOURCES INC NEW         com  916901309    $   408,000.00 600,000    sole                           600,000
***WMC RESOURCES LTD              com  92928R106    $ 1,968,000.00  80,000    sole                            80,000
ECHOSTAR COMMUNICATIONS CORP      com  278762109    $ 1,023,750.00  35,000    sole                            35,000
BLOCKBUSTER INC CLASS A           com  093679108    $ 1,324,500.00 150,000    sole                           150,000
LIFE TIME FITNESS INC             com  53217R207    $ 1,079,200.00  40,000    sole                            40,000
XM SATELLITE RADIO HLDGS INC      com  983759101    $ 1,897,800.00  60,000    sole                            60,000
HAWAIIAN AIRLS INC NEW            com  419879101    $   620,077.02  94,813    sole                            94,813
JAMES RIVER COAL CO               com  470355207    $ 1,917,500.00  50,000    sole                            50,000
PETROHAWK ENERGY CORPORATION      com  716495106    $   524,000.00  50,000    sole                            50,000
PLAINS EXPLORATION AND            com  726505100    $   523,500.00  15,000    sole                            15,000
SPINNAKER EXPL CO                 com  84855W109    $   355,300.00  10,000    sole                            10,000
SYNTROLEUM CORP                   com  871630109    $   428,400.00  35,000    sole                            35,000
INTERSTATE BAKERIES CORP-DEL      com  46072H108    $ 1,180,000.00 200,000    sole                           200,000
BKF CAP GROUP INCCO               com  05548G102    $ 2,000,500.00  50,000    sole                            50,000
BARNES & NOBLE INC                com  067774109    $ 1,379,600.00  40,000    sole                            40,000
***STELCO INC-CONV SER A          com  858525108    $    71,499.42  25,000    sole                            25,000
ANALOG DEVICES INC                com  032654105    $ 1,084,200.00  30,000    sole                            30,000
APPLIED MATERIALS INC             com  038222105    $ 1,300,000.00  80,000    sole                            80,000
FILENET CORP                      com  316869106    $   797,300.00  35,000    sole                            35,000
TRANSACTION SYSTEMS ARCHITECTS    com  893416107    $ 1,446,875.00  62,500    sole                            62,500
CLEAN HARBORS INC                 com  184496107    $   733,600.00  40,000    sole                            40,000